INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Intangible Assets
INTANGIBLE ASSETS

12.	INTANGIBLE ASSETS

	Patent	Concession right	Software	Total
	CNY	CNY	CNY	CNY

Cost
As of January 1, 2021	22,878	—	274	23,152
Transfer in	—	20,430	—	20,430
As of December 31, 2021	22,878	20,430	274	43,582

Accumulated amortization and impairment
As of January 1, 2021	(22,388)	—	(121)	(22,509)
Amortization charge	(105)	(730)	(49)	(884)
As of December 31, 2021	(22,493)	(730)	(170)	(23,393)

Net carrying amount
As of January 1, 2021	490	—	153	643
As of December 31, 2021	385	19,700	104	20,189

Cost
As of January 1, 2022	22,878	20,430	274	43,582
Additions	—	—	5	5
As of December 31, 2022	22,878	20,430	279	43,587

Accumulated amortization and impairment
As of January 1, 2022	(22,493)	(730)	(170)	(23,393)
Amortization charge	(36)	(730)	(47)	(813)
As of December 31, 2022	(22,529)	(1,460)	(217)	(24,206)

Net carrying amount
As of December 31, 2022	349	18,970	62	19,381
As of December 31, 2022 (US$)	51	2,750	9	2,810

As of December 31, 2021 and 2022, the Group’s concession rights and assets associated with the environmental water projects (comprising intangible asset, contract assets and trade receivables) with aggregate gross carrying amounts of CNY129,437 and CNY139,060 (US$20,160), respectively, were pledged to secure bank loans from Bank of Communications with outstanding balances of CNY77,000 and CNY74,000 (US$10,728), respectively. Please refer to Note 21 for further details.

There was no impairment loss on intangible assets for the years ended December 31, 2020, 2021 and 2022.